State Street

PO Box 5049

Boston, MA 02206-5049

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:         FPA Funds Trust, Inc. (“Registrant”)

1933 Act File No. 033-79858

1940 Act File No. 811-08544

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus for the FPA Crescent Fund Institutional Class, the Prospectus for the FPA Crescent Fund Supra Institutional Class, the Prospectus for the FPA Flexible Fixed Income Fund, the Statement of Additional Information for the FPA Crescent Fund, and the Statement of Additional Information for the FPA Flexible Fixed Income Fund, each dated April 29, 2022, do not differ from those contained in Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2022 (Accession #0001104659-22-053483).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding
Vice President

cc: J. Richard Atwood